Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Provision for Income Tax

The consolidated provision for income taxes consists of the following:

	2012	2011	2010
Currently payable
Federal	$1,917,067	$1,677,406	$2,788,069
State	270,114	211,796	364,212

	2,187,181	1,889,202	3,152,281
Deferred tax benefit	(536,373)	(572,140)	(1,069,820)

Income tax expense	$1,650,808	$1,317,062	$2,082,461

Differences between Income Taxes Calculated at Federal Statutory Rate and Income Tax Expense

The differences between income taxes calculated at the federal statutory rate and income tax expense were as follows:

	2012	2011	2010
Federal taxes based on statutory rate	$2,867,834	$2,901,869	$3,143,298
State income taxes, net of federal benefit	178,275	139,785	240,380
Tax-exempt investment interest	(1,231,567)	(1,201,271)	(1,222,904)
Other, net	(163,734)	(523,321)	(78,313)

Income tax expense	$1,650,808	$1,317,062	$2,082,461

Net Deferred Tax Assets

At December 31, 2012 and 2011, net deferred tax assets consist of the following:

	2012	2011
Deferred tax assets
Allowance for loan losses	$2,593,942	$2,492,167
Deferred compensation liability	2,207,288	1,897,054
Intangible assets	215,797	248,854
Other	678,366	620,117

Total	5,695,393	5,258,192
Deferred tax liabilities
Premises and equipment	1,197,848	1,279,130
Unrealized gain on available-for-sale securities	2,586,339	2,643,070
Other	194,033	211,923

Total	3,978,220	4,134,123

Net deferred tax asset	$1,717,173	$1,124,069